Property and Equipment (Details) - Schedule of property and equipment - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 593,594	$ 611,238	$ 634,100
Less: accumulated depreciation	(269,159)	(246,184)	(222,569)
Property and equipment, net	324,435	365,054	411,531
Computer and leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	49,224	50,687
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 544,370	$ 560,551	$ 581,517